Common Stock and Paid-In Capital	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Common Stock and Paid-In Capital

Note 5 – Common Stock and Paid-In Capital (see note 9)

 On October 24, 2011 the Board of Directors, subject to the approval of the shareholders of the Company, authorized an amendment to the Company's Certificate of Incorporation in order to effect a reverse split of the Company's common stock in a ratio in the range between 1 for 15 and 1 for 35, as will be selected by the Company's Board of Directors (the "Reverse Split").  On October 15, 2011, the Company held an annual meeting of stockholders, at which annual meeting the stockholders approved the Reverse Split and approved the filing of an Amended Certificate of Incorporation to effect the Reverse Split at the discretion of the Board of Directors.

Warrants issued

As of March 31, 2012, there are warrants outstanding to purchase 166,667 shares of common stock at a price of $0.20 per share that expire in April 2012, warrants to purchase 16,666,666 shares of its common stock at a price of $0.50 per share through 2012, warrants to purchase 4,378,394 shares of common stock at a price of $0.09 per share that expire on September 30, 2015 and, warrants to purchase 3,360,847 shares of common stock at a price of $0.045 per share through June 1, 2012 and $0.09 per share thereafter, that expire on June 1, 2015. Additionally, Golden State has warrants outstanding to purchase 799,925 shares of common stock at a price of $10.90 per share which expire December 31, 2014.

Common stock and options issued for services and liabilities

During the three-month periods ended March 31, 2012 and 2011, shares of common stock totaling 7,437,643, and 2,500,000, respectively were issued for consulting services for which the Company recognized $42,100 and $24,425 of expense, respectively.  Additionally, during the period ending March 31, 2012 and 2011, shares totaling 3,213,589 and 33,338,612, respectively were issued to consultants for previous services provided to the Company for which the accounts payable liability was reduced by $36,764 and 79,871, respectively.  Shares totaling 57,000,000, which are restricted under SEC Section 144, were issued in the first quarter of 2011 in payment of accrued salaries and payroll taxes totaling $460,405 due Martin Keating, Chairman of the Board of Directors, Hakki Refai, Chief Technology Officer and Judith Keating the Secretary of the Company.

On March 13, 2012, 3DIcon Corporation entered into a one (1) year Agreement for At-Will Employment with Assignment of Inventions (“Employment Agreement”) with Mark Willner, pursuant to which Mr. Willner began serving as the Company’s Chief Executive Officer, effective immediately. Under the terms of the Employment Agreement, Mr. Willner is entitled to an annual base salary of $180,000, and, at the discretion of the Company’s Board of Directors, performance-based bonuses and/or salary increases. Pursuant to the Employment Agreement, the Company granted Mr. Willner five-year stock options to purchase two (2) million shares at a price equal to the average price of the five day period prior to March 19, 2012 (the “Strike Price”) which was $0.01. Furthermore, if Mr. Willner remains employed by the Company at the end of each quarter ending June 30, 2012, September 30, 2012 and December 31, 2012, he will receive additional stock options to purchase one (1) million shares at the $0.01 Strike Price. In addition, if the Company has achieved certain quarterly business objectives, Mr. Willner will receive, at the end of each such quarterly periods, a further grant of stock options to purchase one (1) million shares at the Strike Price. The estimated fair value of the two million options of $18,840, was determined using the Black-Scholes option pricing model and was charged to operations in March 2012. The expected dividend yield of $-0- is based on the average annual dividend yield as of the grant date. Expected volatility of 163% is based on the historical volatility of the stock since July 25, 2007, the day the Company began trading on the Over-The-Counter Bulletin Board. The risk-free interest rate of 1.87% is based on the U.S. Treasury Constant Maturity rates as of the grant date. The expected life of the option of five years is based on historical exercise behavior and expected future experience.

The Employment Agreement may be terminated with or without reason by either the Company or Mr. Willner and at any time, upon sixty (60) days written notice. The terms of the Employment Agreement will remain effective for one (1) year and will automatically renew, subject to the same termination rights. Upon termination, the Company will pay any base pay, bonus and benefits that have been earned and are due as of the date of the termination.

The following summary reflects warrant and option activity for the three-month period ended March 31, 2012:

	Attached Warrants	Golden State Warrants	Options

Outstanding December 31, 2011	24,905,908	816,560	64,893,804
Granted	-	-	700,000
Exercised	-	(16,635)	-
Cancelled	(333,334)	-	-

Outstanding March 31, 2012	24,572,574	799,925	65,593,804

Stock options are valued at the date of award, which does not precede the approval date, and compensation cost is recognized in the period the options are granted. Stock options generally become exercisable on the date of grant and expire based on the terms of each grant.

The estimated fair value of options for common stock granted was determined using the Black-Scholes option pricing model. The expected dividend yield is based on the average annual dividend yield as of the grant date. Expected volatility is based on the historical volatility of our stock. The risk-free interest rate is based on the U.S. Treasury Constant Maturity rates as of the grant date. The expected life of the option is based on historical exercise behavior and expected future experience.

Note 9 – Common Stock and Paid-In Capital

On November 19, 2010 the Board of Directors of the Company authorized an amendment to the Company's Certificate of Incorporation in order to (i) increase the authorized shares of the Company's common stock from 750,000,000 shares, par value $0.0002 to 1,500,000,000 shares, par value $0.0002, (ii) effect a reverse split of the Company's common stock in a ratio in the range between 1 for 10 and 1 for 25, as will be selected by the Company's Board of Directors (the "Reverse Split"), and (ii) create a series of "blank check" preferred stock consisting of 25,000,000 shares, par value $0.0002.   On May 16, 2011, the Company announced that the Company’s Board of Directors elected to allow its authorization to effect a reverse stock split to expire on June 1, 2011.

On August 27, 2010, the Company entered into Subscription Agreements with one of its directors pursuant to which the director purchased 5,714,286 shares of the Company's common stock at a price per share equal to 50% of the average closing price during the five days prior to August 27, 2 010 ($0.00175 per share) for aggregate proceeds of $10,000.

As of December 31, 2011, there are warrants outstanding to purchase 500,000 shares of common stock at a price of $0.15 per share through various dates in March and April 2011; or $0.20 per share that expire on various dates in March and April 2012, warrants to purchase 16,666,666 shares of its common stock at a price of $0.50 per share through 2012, warrants to purchase 4,378,394 shares of common stock at a price of $0.045 per share through September 30, 2010 or $0.09 per share that expire on September 30, 2015 and, warrants to purchase 3,360,847 shares of common stock at a price of $0.045 per share through June 1, 2012 and $0.09 per share thereafter, that expire on June 1, 2015. Additionally, Golden State has warrants outstanding to purchase 816,560 shares of common stock at a price of $10.90 per share which expire December 31, 2011.

Common stock and options issued for services and liabilities

On February 9, 2009, the Board of Directors of the Company appointed James N. Welsh to serve as the Company's Interim Chief Operating Officer and Treasurer. His appointment was effective as of March 1, 2009. Under the terms of the consulting agreement, Mr. Welsh was compensated $2,000 per week in either cash or stock. In the event stock was issued for the compensation, it was issued at 50% of the average of the five previous closing prices. Mr. Welsh was due $34,000 at December 31, 2009 for which 10,250,895 shares of common stock were issued in 2010 as satisfaction of the amount. The Company accepted the resignation of Mr. Welsh effective August 2, 2010.

During 2011 and 2010, shares of common stock totaling 30,072,595 and 97,684,416, respectively, were issued for consulting services for which the Company recognized $355,205 and $232,886 of expense, respectively. Shares of common stock totaling 7,094,511 and 6,093,396 were issued to debenture holder in 2011 and 2010, respectively for accrued interest due for which the Company recognized $42,952 and $17,061 in expense in 2011 and 2010 respectively. Shares totaling 59,000,000 issued during 2010 to the University of Oklahoma under the repayment terms of the SRA which were valued at $485,649 (see Note 4). During 2011 and 2010, shares totaling 57,530,393 and 48,657,897, respectively, were issued to employees and consultants for previous services provided to the Company for which the Company reduced accounts payable and accrued liabilities by $148,526 and $214,414, respectively. Additionally, shares totaling 40,000,000 were issued under the terms of an agreement dated December 21, 2010, in payment of accrued salaries and payroll taxes totaling $407,501 due Martin Keating, Chairman of the Board of Directors, and Judith Keating, the secretary of the Company. The shares were issued January 4, 2011.

Options granted

Employment Agreement - On July 28, 2008, the Company entered into an Employment Agreement with Dr. Hakki Refai (the "Employment Agreement") pursuant to which Dr. Refai has agreed to serve as the Chief Technology Officer of the Company. Dr. Refai's employment under the Employment Agreement commenced on October 1, 2008 and will continue for a term of one year from October 1, 2008, the date on which he became a full-time employee of the Company. The term of the Employment Agreement will automatically extend for successive one year periods unless otherwise terminated by the parties in accordance with the terms of the Employment Agreement. On March 25, 2009, the Company entered into an agreement with Dr. Hakki Refai pursuant to which the Company agreed to remove the time constraints on the technical milestone achievements whereby the issuance of the 3,500,000 milestone options will be solely upon the achievement of the milestones.

On May 11, 2010, the Board of Directors of the Company agreed to immediately vest the 3,500,000 milestone options. The total value of the options was $268,979 of which $100,867 was charged to operations in 2008. The remaining value of $168,112 was charged to operations in the second quarter of 2010.

The estimated fair value of the options was determined using the Black-Scholes option pricing model. The expected dividend yield of $-0- is based on the average annual dividend yield as of the grant date. Expected volatility of 95.50% is based on the historical volatility of the stock since July 25, 2007, the day the Company began trading on the Over-The-Counter Bulletin Board. The risk-free interest rate of 2.0% is based on the U.S. Treasury Constant Maturity rates as of the grant date. The expected life of the option of five years is based on historical exercise behavior and expected future experience.

Employment Agreement - On June 13, 2011, the Company entered into a one (1) year Agreement for At-Will Employment with Assignment of Inventions (“Employment Agreement”) with Sidney A. Aroesty, pursuant to which Mr. Aroesty began serving as the Company’s Chief Executive Officer, effective June 13, 2011.  Under the terms of the Employment Agreement, Mr. Aroesty is entitled to an annual base salary of $120,000 and, at the discretion of the Company’s Board of Directors (the “Board”), performance-based bonuses and/or salary increases.  Pursuant to the Employment Agreement, the Company granted Mr. Aroesty five-year stock options to purchase two (2) million shares at an exercise price of $0.031 (the “Strike Price”).  Furthermore, if Mr. Aroesty remains employed by the Company, he will receive additional stock options to purchase three (3) million shares at the Strike Price upon the completion of a trade show prototype that displays the Company’s technology. (see Note – 14, Subsequent Events)

The Employment Agreement contains provisions for non-disclosure of confidential information pursuant to which Mr. Aroesty agreed to refrain from using or disclosing to third parties, directly or indirectly, any Confidential Information, as defined in the Employment Agreement, either during or following his employment with the Company.  Furthermore, Mr. Aroesty unconditionally and irrevocably assigned any now-existing or later-created Invention(s), as defined in the Employment Agreement, which are developed during or three (3) years after his employment with the Company.

The Employment Agreement may be terminated with or without reason by either the Company or Mr. Aroesty and at any time, upon sixty (60) days written notice.  The terms of the Employment Agreement will remain effective for one (1) year and will automatically renew, subject to the same termination rights.  Upon termination, the Company will pay any base pay, bonus and benefits that have been earned and are due as of the date of the termination.

The estimated fair value of the two million options of $60,600, was determined using the Black-Scholes option pricing model and was charged to operations in June 2011. The expected dividend yield of $-0- is based on the average annual dividend yield as of the grant date. Expected volatility of 172% is based on the historical volatility of the stock since July 25, 2007, the day the Company began trading on the Over-The-Counter Bulletin Board. The risk-free interest rate of 1.43% is based on the U.S. Treasury Constant Maturity rates as of the grant date. The expected life of the option of five years is based on historical exercise behavior and expected future experience.

Board of Directors – On June 22, 2010, the Company agreed to compensate its non-employee Board members with options to purchase registered stock of the corporation equaling the value of $100,000 for each of the three non-employee Board members for services during 2010; using standard evaluation methods. The Board granted options to purchase an aggregate of 57,529,455 shares to its three non-employee Board members; the exercise price for each option is $0.005 per share. The options expire at the end of ten years. The $250,000 (one Board member received one-half the amount due to his resignation in mid-year) compensation is for services on the Board during all or part of the calendar year 2010 and is deemed fully vested on the date of the grant. Operations were charged with $250,000 for the year ended December 31, 2010.

The estimated fair market value of the options was determined using the Black-Scholes option pricing model. The expected dividend yield of $-0- is based on the average annual dividend yield as of the grant date. Expected volatility of 133.46% is based on the historical volatility of the stock since July 25, 2007, the day the Company began trading on the Over-the-counter Bulletin Board. The risk-free interest rate of 1.43% is based on the U.S. Treasury Constant Maturity rates as of the grant date. The expected life of the option of five years is based on historical exercise behavior and expected future experience.

Board of Directors – On May 17, 2011, the Company agreed to compensate its non-employee Board members with options to purchase registered stock of the corporation equaling the value of $75,000 for each of the three non-employee Board members for services during 2011; using standard evaluation methods. The Board granted options to purchase an aggregate of 5,933,700 shares to its three non-employee Board members; the exercise price for each option is $0.04 per share. The options expire at the end of ten years. The $225,000 compensation is for services on the Board during all or part of the calendar year 2011 and is deemed fully vested on December 31, 2011. Operations were charged with $225,000 for the year ended December 31, 2011.

The estimated fair value of the options of $225,000 was determined using the Black-Scholes option pricing model.  The expected dividend yield of $-0- is based on the average annual dividend yield as of the grant date. Expected volatility of 172% is based on the historical volatility of the stock since July 25, 2007, the day the Company began trading on the Over-The-Counter Bulletin Board. The risk-free interest rate of 1.87% is based on the U.S. Treasury Constant Maturity rates as of the grant date. The expected life of the option of five years is based on historical exercise behavior and expected future experience.

The following summary reflects warrant and option activity for the year ended December 31, 2011:

	Attached Warrants	Golden State Warrants	Options

Outstanding December 31, 2010	24,905,908	884,160	70,965,995
Granted	—	—	14,933,700
Exercised	—	(67,600)	(15,505,891)
Cancelled	—	—	(5,500,000)
Outstanding December 31, 2011	24,905,908	816,560	64,893,804

Stock options are valued at the date of award, which does not precede the approval date, and compensation cost is recognized in the period the options are granted. Stock options generally become exercisable on the date of grant and expire based on the terms of each grant.

The estimated fair value of options for common stock granted was determined using the Black-Scholes option pricing model. The expected dividend yield is based on the average annual dividend yield as of the grant date. Expected volatility is based on the historical volatility of our stock. The risk-free interest rate is based on the U.S. Treasury Constant Maturity rates as of the grant date. The expected life of the option is based on historical exercise behavior and expected future experience.

Common stock rights

Holders of shares of common stock are entitled to one vote per share on all matters submitted to a vote of the shareholders. Shares of common stock do not have cumulative voting rights. Holders of record of shares of common stock are entitled to receive dividends when and if declared by the board of directors. To date, the Company has not paid cash dividends. The Company intends to retain any earnings for the operation and expansion of its business and does not anticipate paying cash dividends in the foreseeable future.

Any future determination as to the payment of cash dividends will depend on future earnings, results of operations, capital requirements, financial condition and such other factors as the Board of Directors may consider. Upon any liquidation, dissolution or termination of the Company, holders of shares of common stock are entitled to receive a pro rata distribution of the assets of the Company after liabilities are paid.

Holders of common stock do not have pre-emptive rights to subscribe for or to purchase any stock, obligations or other securities of 3DIcon.